Debt	12 Months Ended
Dec. 31, 2019
Debt
Debt

5.   Debt

As at December 31, 2019, the Company had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 13 vessels as at December 31, 2019. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at December 31, 2019 and 2018 were as follows:

	As at December 31
	2019	2018
CACIB Bank Facility	—	31,300,000
Old Nordea/SEB Joint Bank Facility	—	86,371,847
ABN/DVB/NIBC Joint Bank Facility	—	92,131,594
NIBC Bank Facility	6,045,000	7,465,000
Nordea/SEB Joint Bank Facility	100,000,000	—
Nordea/SEB Revolving Facility	40,000,000	—
ABN/CACIB Joint Bank Facility	61,462,500	—
ABN AMRO Revolving Facility	4,019,007	14,994,279
Total debt	211,526,507	232,262,720
Deferred finance fees	(4,243,494)	(3,908,472)
Net total debt	207,283,013	228,354,248
Current portion of long-term debt	21,274,111	24,217,892
Current portion of deferred finance fees	(1,057,940)	(1,383,349)
Total current portion of long-term debt	20,216,171	22,834,543
Non-current portion of long-term debt	187,066,842	205,519,705

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
December 31
2019
2020	21,274,111
2021	21,906,236
2022	17,281,236
2023	17,281,236
2024	133,783,688
211,526,507

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25 million of additional financing was drawn and repaid in full during the three-month period ended September 30, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. On December 16, 2019, the loan facility was repaid in full.

Old Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. On October 29, 2018, two of the tranches were repaid as part of the refinancing of the Ardmore Dauntless and Ardmore Defender. On December 16, 2019, the loan facility was repaid in full.

ABN/DVB/NIBC Joint Bank Facility

On January 13, 2016, 12 of ASC’s subsidiaries entered into a $213 million long-term loan facility with ABN AMRO Bank N.V. (“ABN AMRO”) and DVB Bank America N.V. to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.55%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2022. In May 2017, $20.1 million was repaid as part of the refinancing of the Ardmore Sealeader and Ardmore Sealifter. On December 7, 2018, one of the tranches was repaid as part of the refinancing of the Ardmore Engineer.

On August 4, 2016, an incremental term loan of $36.6 million was made under the amended facility in order to fund two vessel acquisitions, and NIBC Bank N.V. joined as an additional lender under the facility. The incremental term loan consisted of two tranches, and interest is calculated at a rate of LIBOR plus 2.75%. On December 6, 2018, the two additional tranches were repaid as part of the refinancing of the Ardmore Seavanguard and Ardmore Exporter. On February 19, 2019, one of the tranches was repaid due to the sale of the Ardmore Seamaster. On May 24, 2019, one of the tranches was repaid due to the sale of the Ardmore Seafarer. On December 16, 2019, the loan facility was repaid in full.

NIBC Bank Facility

On September 12, 2014,  one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to the Company in 2014. The facility was drawn down in  September 2014. Interest is calculated at a rate of LIBOR plus 2.90%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in September 2021.

Nordea/SEB Joint Bank Facility

On December 11, 2019, eight of ASC’s subsidiaries entered into a $100 million long-term loan facility and a $40 million revolving credit facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The facility was fully drawn down in December 2019. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The revolving facility may be drawn down or repaid with five days’ notice.  The term loan and revolving credit facility mature in December 2024.

ABN/CACIB Joint Bank Facility

On December 11, 2019, four of ASC’s subsidiaries entered into a $61.5 million long-term loan facility with ABN AMRO Bank N.V. and Credit Agricole Corporate and Investment Bank to refinance existing facilities. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2024.

ABN AMRO Revolving Facility

On October 24, 2017, the Company entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest is calculated at a rate of LIBOR plus 3.5%. Interest payments are payable on a quarterly basis. The facility matures in October 2020 with an option to extend for a further year.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

•	maintain minimum solvency of not less than 30%;
•

maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as at December 31, 2019, was $21.1 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million; and
•

maintain positive working capital, excluding balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as at December 31, 2019 and 2018.